S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Oct. 23, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	The non-managing sponsor investors include, among others, entities affiliated with Mr. Singhal and Mr. Basappa, our board advisors, none of which will have a direct or indirect material interest in our sponsor.